Related Party Transactions (Details) - USD ($)	1 Months Ended				3 Months Ended		8 Months Ended	12 Months Ended
	Feb. 23, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Apr. 21, 2022	Feb. 28, 2021
Related Party Transactions (Details) [Line Items]
Founders shares transferred to independent director (in Shares)										20,000
Compensation expense					$ 15,000			$ 161,000
Issued and outstanding ordinary shares percentage					20.00%
Shares issued price per share (in Dollars per share)					$ 10			$ 10
Office space and administrative fees							$ 0	$ 102,000
Office space expense					$ 30,000
Administrative fees expense						$ 12,000
Amount outstanding					$ 1,984,000			$ 949,000	$ 500,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)					700,000			700,000
Shares issued price per share (in Dollars per share)					$ 10			$ 10
Dollar value of private placement								$ 7,000,000
Warrant expire term					5 years			5 years
Aggregate value					$ 7,000,000
Initial Pubic Offering [Member]
Related Party Transactions (Details) [Line Items]
Shares issued price per share (in Dollars per share)					$ 10			$ 10
Business combination gross proceeds					$ 10,500,000			$ 10,500,000
Marketing fee, percentage					3.50%			3.50%
Amount outstanding								$ 151,000
Pre-IPO note					$ 151,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Shares cancelled (in Shares)		5,750,000
Issued and outstanding ordinary shares percentage					20.00%
Sponsor forfeited shares (in Shares)	1,125,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	0.0001
Shares issued price per share (in Dollars per share)					$ 11.5			$ 11.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Pre-IPO note								$ 300,000
Amount outstanding					$ 1,750,000			949,000
Sponsor loan amount					1,750,000			1,750,000
Admin expense to sponsor					10,000			10,000
Sponsor loan							$ 0	949,000
Accounts payable outstanding					0		$ 106,000	557,000
Pre-IPO note					300,000
Working capital loans [Member]
Related Party Transactions (Details) [Line Items]
Amount outstanding								$ 0
Amount outstanding					$ 234,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description					The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.			The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares cancelled (in Shares)		5,750,000	5,750,000
Issued and outstanding ordinary shares percentage	20.00%
Shares outstanding (in Shares)	7,500,000							7,500,000
Shares cancelled (in Shares)		5,750,000	5,750,000
Issued and outstanding ordinary shares percentage	20.00%
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued (in Shares)				20,125,000
Common stock, par value (in Dollars per share)				$ 0.0001
Aggregate price				$ 25,000
Subject to forfeiture of shares (in Shares)	1,125,000
Sponsor forfeited shares (in Shares)	1,125,000